Note 5 - Allowance for Loan Losses and Credit Quality Disclosure (Details) - Allowance for Credit Losses on Financing Receivables Activity (USD $)	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, balance	$ 6,268,940	$ 6,023,282	$ 7,151,212	$ 6,693,043	$ 6,257,420	$ 5,881,942	$ 5,534,450				$ 5,762,712	$ 7,151,212	$ 5,534,450	$ 5,534,450	$ 5,762,712
Provision for loan losses	539,998	236,667	0	499,998	499,998	549,998	599,998	1,274,998	608,332	275,000	399,998	776,664	1,649,994	2,149,992	2,558,328
Loans charged off	(2,068)	0	(1,136,825)		(64,375)	(175,893)	(261,336)							(548,091)	(2,799,482)
Recoveries of loans charged off	13,310	8,991	8,895		0	1,373	8,830							14,861	12,892
Allowance for credit losses, balance	6,820,180	6,268,940	6,023,282	7,151,212	6,693,043	6,257,420	5,881,942	5,534,450				6,820,180	6,693,043	7,151,212	5,534,450
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, balance	1,212,578	1,210,289	1,990,292		1,647,605	1,242,949	1,054,695				1,744,068	1,990,292	1,054,695	1,054,695	1,744,068
Provision for loan losses	(4,555)	1,872	(218,010)		208,440	429,656	217,501							989,844	1,663,459
Loans charged off	0	0	(561,993)		0	(25,000)	(32,650)							(57,650)	(2,361,783)
Recoveries of loans charged off	0	417	0		0	0	3,403							3,403	8,951
Allowance for credit losses, balance	1,208,023	1,212,578	1,210,289	1,990,292	1,856,045	1,647,605	1,242,949	1,054,695				1,208,023	1,856,045	1,990,292	1,054,695
Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, balance	985,919	817,181	972,789		903,401	810,999	934,642					972,789	934,642	934,642
Provision for loan losses	34,446	160,164	(18,319)		33,129	111,410	15,757
Loans charged off	(2,068)	0	(139,289)		0	(20,199)	(144,827)
Recoveries of loans charged off	13,310	8,574	2,000		0	1,191	5,427
Allowance for credit losses, balance	1,031,607	985,919	817,181		936,530	903,401	810,999					1,031,607	936,530
Commercial Real Estate Other Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, balance	2,451,856	2,130,197	2,262,221		2,304,010	1,838,882	1,597,702				1,723,865	2,262,221	1,597,702	1,597,702	1,723,865
Provision for loan losses	612,392	321,659	245,769		86,278	464,946	241,180							775,199	8,133
Loans charged off	0	0	(384,688)		(64,375)	0	0							(110,862)	(134,296)
Recoveries of loans charged off	0	0	6,895		0	182	0							182	0
Allowance for credit losses, balance	3,064,248	2,451,856	2,130,197	2,262,221	2,325,913	2,304,010	1,838,882	1,597,702				3,064,248	2,325,913	2,262,221	1,597,702
Mortgage Warehouse Lines [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, balance	928,699	990,738	1,420,638		1,153,883	1,006,605	1,122,056				763,092	1,420,638	1,122,056	1,122,056	763,092
Provision for loan losses	(256,028)	(62,039)	(429,900)		102,771	147,278	(115,451)							298,582	358,964
Loans charged off	0	0	0		0	0	0							0	0
Recoveries of loans charged off	0	0	0		0	0	0							0	0
Allowance for credit losses, balance	672,671	928,699	990,738	1,420,638	1,256,654	1,153,883	1,006,605	1,122,056				672,671	1,256,654	1,420,638	1,122,056
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, balance	92,733	112,365	112,103		122,510	239,573	91,076				67,828	112,103	91,076	91,076	67,828
Provision for loan losses	49,093	(19,632)	262		(2,812)	13,631	148,497							151,721	23,248
Loans charged off	0	0	0		0	(130,694)	(77,858)							(130,694)	0
Recoveries of loans charged off	0	0	0		0	0	0							0	0
Allowance for credit losses, balance	141,826	92,733	112,365	112,103	119,698	122,510	239,573	91,076				141,826	119,698	112,103	91,076
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, balance	99,890	102,334	102,583		123,213	131,570	187,352				192,457	102,583	187,352	187,352	192,457
Provision for loan losses	10,178	(2,444)	50,606		(9,942)	(8,357)	22,076							(6,911)	(5,105)
Loans charged off	0	0	(50,855)		0	0	(6,001)							(77,858)	0
Recoveries of loans charged off	0	0	0		0	0	0							0	0
Allowance for credit losses, balance	110,068	99,890	102,334	102,583	113,271	123,213	131,570	187,352				110,068	113,271	102,583	187,352
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, balance	2,104	2,059	2,271		2,798	3,179	2,377				1,910	2,271	2,377	2,377	1,910
Provision for loan losses	(53)	45	(212)		(27)	(381)	6,803							5,895	467
Loans charged off	0	0	0		0	0	0							(6,001)	0
Recoveries of loans charged off	0	0	0		0	0	0								0
Allowance for credit losses, balance	2,051	2,104	2,059	2,271	2,771	2,798	3,179	2,377				2,051	2,771	2,271	2,377
Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, balance	495,161	658,119	288,315		0	608,185	544,550				297,498	288,315	544,550	544,550	297,498
Provision for loan losses	94,525	(162,958)	369,804		82,161	(608,185)	63,635							(256,235)	247,052
Loans charged off	0	0	0		0	0	0							0	0
Recoveries of loans charged off	0	0	0		0	0	0							0	0
Allowance for credit losses, balance	$ 589,686	$ 495,161	$ 658,119	$ 288,315	$ 82,161	$ 0	$ 608,185	$ 544,550				$ 589,686	$ 82,161	$ 288,315	$ 544,550